Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

23.Related Party Transactions

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd.(“Hainan Huiliu”)	Entity controlled by a principle shareholder
Shenyang Bokai Network Technology Co., Ltd. (“Shenyang Bokai”)	Entity controlled by management

Amounts due from related party as of December 31, 2022 and December 31, 2023 were as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Amounts due from related party：
Hainan Huiliu	3,876	253	36

Amounts due from Hainan Huiliu were unsecured, interest-free and have fixed terms of repayment, which were advance made and settled in January.

23.Related Party Transactions (continued)

Transactions with related parties for the years ended December 31, 2021, 2022 and 2023:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Labor consulting service received from:
Hainan Huiliu	54,525	63,474	24,977	3,518
Shenyang Bokai	1,525	1,635	—	—
Total	56,050	65,109	24,977	3,518

The Company received labor recruitment services from Hainan Huiliu and Shenyang Bokai and recorded labor recruitment cost in cost of revenues.